UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 05, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $608,601 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    23376   299965 SH       SOLE                        0     2590   297375
AMERICAN INTL GROUP INC        COM              026874107    27682   386303 SH       SOLE                        0     3275   383028
AMGEN INC                      COM              031162100    23853   349181 SH       SOLE                        0     2960   346221
AUTOMATIC DATA PROCESSING IN   COM              053015103    24823   504014 SH       SOLE                        0     4315   499699
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    28159     7681 SH       SOLE                        0       67     7614
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      880        8 SH       SOLE                        0        0        8
CANADIAN NATL RY CO            COM              136375102    27114   630128 SH       SOLE                        0     5324   624804
CANON INC                      ADR              138006309    10178   179860 SH       SOLE                        0     1072   178788
CHEVRON CORP NEW               COM              166764100    28424   386558 SH       SOLE                        0     3380   383178
FISERV INC                     COM              337738108     1540    29370 SH       SOLE                        0     1365    28005
GENERAL DYNAMICS CORP          COM              369550108    17023   228958 SH       SOLE                        0      970   227988
GENERAL ELECTRIC CO            COM              369604103    25747   691940 SH       SOLE                        0     5700   686240
GENL AMERN INVS PREF B         Preferred B      368802401     2128    87075 SH       SOLE                        0     1710    85365
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    24923   472393 SH       SOLE                        0     3885   468508
GRAINGER W W INC               COM              384802104    26400   377473 SH       SOLE                        0     3100   374373
HONDA MOTOR LTD                AMERN SHS        438128308    15330   387702 SH       SOLE                        0     2075   385627
JOHNSON & JOHNSON              COM              478160104    26136   395874 SH       SOLE                        0     3285   392589
LOWES COS INC                  COM              548661107    26703   857251 SH       SOLE                        0     6805   850446
MCDONALDS CORP                 COM              580135101    29888   674223 SH       SOLE                        0     6170   668053
MEDTRONIC INC                  COM              585055106    24623   460164 SH       SOLE                        0     3895   456269
MICROSOFT CORP                 COM              594918104     8270   276943 SH       SOLE                        0     3565   273378
NABORS INDUSTRIES              COM              629568106    26617   893803 SH       SOLE                        0     7335   886468
NIKE INC                       CL B             654106103    28308   285853 SH       SOLE                        0     2400   283453
NOKIA CORP                     SPONSORED ADR    654902204    10395   511560 SH       SOLE                        0     5165   506395
SAMSUNG ELECTRONICS ORDF       Ordinary         Y74718100     7533    11429 SH       SOLE                        0        0    11429
SYSCO CORP                     COM              871829107    28020   762233 SH       SOLE                        0     6425   755808
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    20492   152569 SH       SOLE                        0     1080   151489
UNITED PARCEL SERVICE INC      CL B             911312106    24237   323242 SH       SOLE                        0     2670   320572
WAL MART STORES INC            COM              931142103    23298   504496 SH       SOLE                        0     2455   502041
WALGREEN CO                    COM              931422109    16501   359588 SH       SOLE                        0     4250   355338